Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Accounts receivable, due to allowances for credit losses and sales returns	$ 38,782	$ 35,563
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,223,072	1,099,469
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	38,204	67,842
Share-based compensation expense	74,422	116,939
Section 163(j) interest	248,890	3,450
Research and experimental expenditures, due to capitalization for tax purposes	152,950	85,419
Net operating loss carryforwards	3,025,852	2,494,887
Plant and equipment, due to differences in depreciation and capital gain recognition	54,413	43,229
Other	9,025	8,122
Total gross deferred tax assets	4,865,610	3,954,920
Valuation allowance	(4,865,610)	(3,954,920)
Net deferred tax assets	$ 0	$ 0